Condensed Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Current assets:
Cash	$ 165,155	$ 37,284		$ 4,663
Restricted cash		75		50
Prepaid and other current assets	2,177	1,654		697
Total current assets	167,332	39,013		5,410
Property and equipment, net	952	683		439
Other long-term assets	41	61		55
Total assets	168,325	39,757		5,904
Current liabilities:
Accounts payable	1,748	2,014		1,134
Accrued expenses	2,486	384		315
Accrued compensation	1,254	244		184
Current portion of deferred rent	83	73		51
Total current liabilities	5,571	2,715		1,684
Convertible preferred stock warrant liability		646	[1]	2,909	[2]
Convertible notes payable and accrued interest, net of debt discount				7,065
Deferred rent, net of current portion	156	220		266
Total liabilities	5,727	3,581		11,924
Commitments and Contingencies
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value, no shares authorized at December 31, 2012 and December 31, 2013; 10,000,000 shares authorized at September 30, 2014 (unaudited); no shares issued or outstanding at December 31, 2012, December 31, 2013 and September 30, 2014 (unaudited)
Common stock, $0.001 par value; 4,707,053 shares authorized at December 31, 2012; 11,851,717 shares authorized at December 31, 2013 and 200,000,000 shares authorized at September 30, 2014 (unaudited); 73,697 shares issued and outstanding at December 31, 2012; 75,325 shares issued and outstanding as of December 31, 2013 and 21,172,221 shares issued and outstanding at September 30, 2014 (unaudited)	21
Additional paid-in capital	255,252	580		392
Accumulated deficit	(92,675)	(59,557)		(39,459)
Total stockholders' (deficit) equity	162,598	(58,977)		(39,067)
Total liabilities, convertible preferred stock, and stockholders' (deficit) equity	168,325	39,757		5,904
Series A Convertible Preferred Stock [Member]
Convertible preferred stock
Convertible preferred stock		10,561		10,559
Series B Convertible Preferred Stock [Member]
Convertible preferred stock
Convertible preferred stock		23,007		22,488
Series C Convertible Preferred Stock [Member]
Convertible preferred stock
Convertible preferred stock		$ 61,585

[1]	Convertible preferred stock warrant liabilities to purchase Series A and Series C convertible preferred stock at December 31, 2013 are classified as Level 3 and are measured using a hybrid of the option pricing model and the PWERM on each reporting date.
[2]	Convertible preferred stock warrant liabilities to purchase Series A and Series C convertible preferred stock at December 31, 2012 are classified as Level 3 and were measured at fair value using the Black-Scholes-Merton option pricing model.